Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 160,099.5	$ 2,123.6	₨ 134,155.2	₨ 120,060.9
Deposit Related Fees
Disaggregation of Revenue [Line Items]
Fees and commissions	29,031.9	385.1	25,383.0	22,424.9
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	30,699.9	407.2	30,176.2	31,791.6
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	28,169.6	373.7	22,000.4	20,908.1
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	58,899.3	781.3	47,012.4	34,551.4
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 13,298.8	$ 176.3	₨ 9,583.2	₨ 10,384.9